Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Tax -deferred Taxes Details 1
Current income tax expense	$ 165	$ 0	$ 0